CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 2,044	$ 910
Other comprehensive income, net of tax:
Net change in unrealized holding gain on available-for-sale securities, net of tax	411	457
Other comprehensive income, net of tax	411	457
Comprehensive income	$ 2,455	$ 1,367